Supplement to the
Fidelity® Intermediate Municipal Income Fund
March 1, 2024
Summary Prospectus

Effective August 1, 2024, the fund's supplemental benchmark will change from the Bloomberg 1-17 Year Municipal Bond Index to the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index.
LIM-SUSTK-0824-101 1.9880457.101	August 1, 2024
Supplement to the
Fidelity® Intermediate Municipal Income Fund
Class A, Class M, Class C, Class I, and Class Z
March 1, 2024
Summary Prospectus

Effective August 1, 2024, the fund's supplemental benchmark will change from the Bloomberg 1-17 Year Municipal Bond Index to the Bloomberg 3-15 Year Blend (2-17) Municipal Bond Index.
ALIM-SUSTK-0824-104 1.9880455.104	August 1, 2024